Financial instruments - financial and other risks - Categories of financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	$ 1,588,290	$ 1,436,224
Convertible notes (in shares)	0	5,445,455	0
Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	$ 28,814	$ 12,758
Secured bank loans | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	24,600	2,800
Finance lease
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	3,200	8,200
Unsecured Senior Notes Due 2025 | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	1,100	1,700
Unsecured Senior Notes Due 2025 | Unamortized discount on debt
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	100	100
Accounts payable | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	10,004	28,748
Accrued expenses and other current liabilities | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	72,678	91,508
Secured bank loans | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,090,741	226,896
Finance lease | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	428,137	1,140,614
Lease liabilities | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	495,875
Unsecured Senior Notes Due 2025 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	70,571	70,571
Cash and cash equivalents | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	355,551	376,870
Accounts receivable | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	203,500	276,700
Seller's credit on sale leaseback vessels | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	11,430
Level 1 of fair value hierarchy | Accounts payable | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	10,004	28,748
Level 1 of fair value hierarchy | Accrued expenses and other current liabilities | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	72,678	91,508
Level 1 of fair value hierarchy | Unsecured Senior Notes Due 2025 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	70,260	69,639
Level 1 of fair value hierarchy | Cash and cash equivalents | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	355,551	376,870
Level 1 of fair value hierarchy | Accounts receivable | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	203,500	276,700
Level 1 of fair value hierarchy | Seller's credit on sale leaseback vessels | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	11,430
Level 2 of fair value hierarchy | Secured bank loans | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,090,741	226,896
Level 2 of fair value hierarchy | Finance lease | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	428,124	1,139,877
Level 2 of fair value hierarchy | Lease liabilities | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	495,234
STI Beryl, STI Le Rocher and STI Larvotto | Vessels
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, deposit per vessel	4,350
Sale leaseback transaction, aggregate amount	13,100
Scorpio Pools | Working capital contributions to Scorpio Pools | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	51,411	53,161
Scorpio Pools | Level 1 of fair value hierarchy | Working capital contributions to Scorpio Pools | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 51,411	$ 53,161